Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Aug. 29, 2014
Document Effective Date	Aug. 31, 2014
Prospectus Date	Sep. 02, 2014